FINANCING FROM THE ARGENTINE CENTRAL BANK AND OTHER FINANCIAL INSTITUTIONS (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Summary of Loans from the Argentina Central Bank and Other Financial Institutions
The item composition at period/fiscal year closing is detailed below.

Item	09.30.24	12.31.23
Argentine Central Bank Financing	286,803	388,856
Correspondent's Office	15,343,776	2,044,823
Local Financial Institutions Financing	236,562,027	205,658,682
Foreign Financial Institutions Financing	13,402,002	62,620,904
International Institutions Financing	1,273,774	7,727,867
Total	266,868,382	278,441,132